Acquisitions (Details 11) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
High Sierra, Pecos, Third Coast, OWL and Gavilon Energy acquisitions
Construction in progress
Revenues	$ 9,800,398	$ 5,697,988
Net income (loss)	798	(72,171)
High Sierra, Pecos, Third Coast, OWL and Gavilon Energy acquisitions | Common Units
Construction in progress
Basic loss per unit (in dollars per share)	$ (0.18)	$ (0.95)
Diluted loss per unit (in dollars per share)	$ (0.18)	$ (0.95)
High Sierra, Pecos, Third Coast, OWL and Gavilon Energy acquisitions | Subordinated Units
Construction in progress
Basic loss per unit (in dollars per share)	$ (0.18)	$ (0.95)
Diluted loss per unit (in dollars per share)	$ (0.18)	$ (0.95)
High Sierra, Pecos, Third Coast, OWL and Gavilon Energy acquisitions | Limited Partners
Construction in progress
Net income (loss)	(14,446)	(75,251)
OWL
Construction in progress
Expense related to retirement of liability		$ 4,800